Leases - Future Undiscounted Cash Outflows for Operating Leases Maturity (Detail) $ in Thousands	Sep. 30, 2022 USD ($)
Future undiscounted cash outflows for operating leases [Line Items]
2023	$ 49,433
2024	37,062
2025	30,863
2026	24,909
2027	17,872
Thereafter	47,403
Total lease payments	207,542
Less: imputed interest	(25,828)
Present value of lease liabilities	$ 181,714